STOCK-BASED COMPENSATIONS - Range of exercise prices and the weighted-average remaining contractual terms (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 EquityInstruments ₽ / shares	Dec. 31, 2020 EquityInstruments ₽ / shares	Dec. 31, 2019 EquityInstruments
Equity-settled Share Based Awards
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	20,666	3,194	3,907
Weighted average share price	₽ 375	₽ 487
Equity-settled Share Based Awards | Options To Be Exercised in 2022
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	5,689
Weighted average remaining contractual term	3 months
Equity-settled Share Based Awards | Options To Be Exercised in 2023
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	6,241
Weighted average remaining contractual term	15 months
Equity-settled Share Based Awards | Options To Be Exercised in 2024
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	8,736
Weighted average remaining contractual term	27 months
Cash-settled Share Based Awards
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	3,485	725	2,466
Cash-settled Share Based Awards | Options To Be Exercised in 2022 | Ordinary Share
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	629
Weighted average share price	₽ 153
Weighted average remaining contractual term	3 months
Cash-settled Share Based Awards | Options To Be Exercised in 2022 | ADS
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	969
Weighted average share price	₽ 953
Weighted average remaining contractual term	3 months
Cash-settled Share Based Awards | Options To Be Exercised in 2023 | Ordinary Share
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	629
Weighted average remaining contractual term	15 months
Cash-settled Share Based Awards | Options To Be Exercised in 2024 | Ordinary Share
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	1,258
Weighted average remaining contractual term	27 months
Minimum | Equity-settled Share Based Awards | Options To Be Exercised in 2022
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	₽ 153
Minimum | Equity-settled Share Based Awards | Options To Be Exercised in 2023
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	136
Minimum | Equity-settled Share Based Awards | Options To Be Exercised in 2024
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	121
Minimum | Cash-settled Share Based Awards | Options To Be Exercised in 2023 | Ordinary Share
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	136
Minimum | Cash-settled Share Based Awards | Options To Be Exercised in 2024 | Ordinary Share
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	121
Maximum | Equity-settled Share Based Awards | Options To Be Exercised in 2022
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	599
Maximum | Equity-settled Share Based Awards | Options To Be Exercised in 2023
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	545
Maximum | Equity-settled Share Based Awards | Options To Be Exercised in 2024
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	846
Maximum | Cash-settled Share Based Awards | Options To Be Exercised in 2023 | Ordinary Share
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	273
Maximum | Cash-settled Share Based Awards | Options To Be Exercised in 2024 | Ordinary Share
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	₽ 605